QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
John H. Lively

PractusTM LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2019

ITEM 1. SCHEDULE OF INVESTMENTS for REMS Real Estate Value-Opportunity Fund; REMS Real Estate Income 50/50 Fund and REMS International Real Estate Value-Opportunity Fund (collectively, the “REMS Funds”)

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (unaudited)

Security Description	Shares	Fair Value

COMMON STOCKS - 80.64%

DIVERSIFIED/OTHER - 22.92%
Equinix, Inc.	6,350	$2,877,566
The Howard Hughes Corp.*	31,200	3,432,000
iStar Inc.	497,300	4,187,266
Kennedy-Wilson Holdings, Inc.	179,000	3,828,810
VEREIT, Inc.	381,300	3,191,481

		17,517,123

HEALTHCARE - 4.39%
HCP, Inc.	107,100	3,352,230

HOTEL - 4.04%
Hersha Hospitality Trust	180,300	3,090,342

MULTI-FAMILY - 12.97%
American Homes 4 Rent	142,200	3,230,784
CatchMark Timber Trust, Inc.	302,900	2,974,478
Rayonier Inc.	52,400	1,651,648
William Lyon Homes - Class A*	133,900	2,058,043

		9,914,953

OFFICE/INDUSTRIAL - 20.95%
Brandywine Realty Trust	263,400	4,177,524
City Office REIT, Inc.	159,500	1,803,945
Cousins Property Inc.	404,700	3,909,402
Empire State Realty Trust, Inc. - Class A	221,000	3,491,800
Liberty Property Trust	54,400	2,634,048

		16,016,719

RETAIL - 12.01%
Brixmor Property Group Inc.	224,300	4,120,391
Simon Property Group, Inc.	13,500	2,459,835
Weingarten Realty Investors	88,500	2,599,245

		9,179,471

SELF STORAGE - 3.36%
Jernigan Capital, Inc.	121,900	2,564,776

TOTAL COMMON STOCKS - 80.64%		61,635,614

PREFERRED STOCK - 6.97%

DIVERSIFIED/OTHER - 2.51%
iStar Inc., Series I, 7.500%	75,700	1,916,724

HOTEL - 1.99%
RLJ Lodging Trust, Series A, 1.950%	60,700	1,525,391

MORTGAGE REIT - 2.47%
Colony Capital, Inc., Series H, 7.125%	85,500	1,888,695

TOTAL PREFERRED STOCKS - 6.97%		5,330,810

EXCHANGE TRADED FUNDS - 7.55%
Real Estate Select Sector SPDR ETF	91,200	3,303,264
Vanguard Real Estate ETF	28,400	2,468,244

		5,771,508

TOTAL EXCHANGE TRADED FUNDS - 7.55%		5,771,508

TOTAL LONG POSITIONS - 95.16%		72,737,932

MONEY MARKET - 2.77%
Money Market Fiduciary 0.0685%**	2,117,298	2,117,298

NET INVESTMENTS IN SECURITIES - 97.93%		74,855,230
Other assets, net of liabilities - 2.07%		1,581,176

NET ASSETS - 100%		$76,436,406

* Non-income producing
** Effective 7 day yield as of March 31, 2019

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

	Level 1	Level 2	Level 3

		Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$61,635,614	$–	$–	$61,635,614
Preferred Stocks	5,330,810	–	–	5,330,810
Exchange Traded Funds	5,771,508	–	–	5,771,508
Money Market	2,117,298	–	–	2,117,298

	$74,855,230	$–	$–	$74,855,230

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2019.

At March 31, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $64,863,511 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$11,382,514
Gross unrealized depreciation	(1,390,795)

Net unrealized appreciation	$9,991,719

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (unaudited)

Security Description	Shares	Fair Value

COMMON STOCKS - 44.27%

DIVERSIFIED/OTHER - 11.28%
Gaming and Leisure Properties, Inc.	34,300	$1,322,951
Kennedy-Wilson Holdings, Inc.	60,800	1,300,512
VEREIT, Inc.	190,500	1,594,485

		4,217,948

HEALTHCARE - 3.49%
HCP, Inc.	41,700	1,305,210

HOTEL - 3.92%
Hersha Hospitality Trust	85,600	1,467,184

MULTI-FAMILY - 4.44%
CatchMark Timber Trust, Inc.	169,100	1,660,562

OFFICE/INDUSTRIAL - 12.98%
Brandywine Realty Trust	92,700	1,470,222
City Office REIT, Inc.	91,400	1,033,734
Liberty Property Trust	14,900	721,458
STAG Industrial, Inc.	55,000	1,630,750

		4,856,164

RETAIL - 8.16%
Brixmor Property Group Inc.	82,100	1,508,177
Weingarten Realty Investors	52,500	1,541,925

		3,050,102

TOTAL COMMON STOCKS - 44.27%		16,557,170

PREFERRED STOCK - 52.57%

CONVERTIBLE PREFERRED - 2.94%
RPT Realty, Series D, 7.250%	21,800	1,100,041

DIVERSIFIED/OTHER - 15.28%
Colony Capital, Inc., Series G, 7.500%	24,500	557,130
Digital Realty Trust, Series C, 6.625%	8,071	212,106
Digital Realty Trust, Series G, 5.875%	23,200	579,072
iStar Inc., Series D, 8.000%	14,400	367,920
iStar Inc., Series I, 7.500%	31,500	797,580
National Storage Affiliates Trust, Series A, 6.000%	34,100	848,749
Spirit Realty Capital Inc., Series A, 6.000%	23,300	557,802
VEREIT, Inc., Series F, 6.700%	35,000	880,950
Vornado Realty Trust, Series L, 5.400%	36,900	915,489

		5,716,798

HOTEL - 9.68%
Hersha Hospitality Trust, Series C, 6.875%	21,000	507,150
Hersha Hospitality Trust, Series D, 6.500%	15,400	352,506
Pebblebrook Hotel Trust, Series E, 6.375%	32,900	865,270
RLJ Lodging Trust, Series A, 1.950%	28,300	711,179
Summit Hotel Properties, Series E, 6.250%	24,000	557,760
Sunstone Hotel Investors, Series F, 6.450%	24,490	625,230

		3,619,095

INDUSTRIAL - 7.65%
Monmouth Real Estate Investment Corp., Series C, 6.125%	25,700	616,543
PS Business Parks, Inc., Series U, 5.750%	33,700	853,958
PS Business Parks, Inc., Series X, 5.250%	7,800	191,100
PS Business Parks, Inc., Series Y, 5.200%	8,400	199,416
Rexford Industrial Realty, Series A, 5.875%	30,400	748,752
Rexford Industrial Realty, Series B, 5.875%	10,300	252,041

		2,861,810

MORTGAGE REIT - 1.98%
Annaly Capital Management, Series C, 7.625%	14,300	366,795
Annaly Capital Management, Series D, 7.500%	14,800	372,960

		739,755

MULTI-FAMILY - 4.50%
American Homes 4 Rent, Series D, 6.500%	20,800	551,200
American Homes 4 Rent, Series E, 6.350%	7,500	195,750
Investors Real Estate Trust, Series C, 6.625%	18,928	469,414
UMH Properties, Inc., Series B, 8.000%	18,000	466,920

		1,683,284

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (unaudited)

Security Description	Shares	Fair Value

OFFICE - 4.78%
Boston Properties, Inc., Series B, 5.250%	12,200	$306,342
City Office REIT, Inc., Series A, 6.625%	25,200	627,480
SL Green Realty Corp., Series I, 6.500%	33,000	852,060

		1,785,882

RETAIL - 5.76%
Brookfield Property REIT Inc., Series A, 6.375%	14,900	376,970
Saul Centers, Inc., Series C, 6.875%	12,400	324,384
SITE Centers Corp., Series J, 6.500%	10,200	263,568
SITE Centers Corp., Series K, 6.250%	17,600	453,024
Taubman Centers, Inc., Series K, 6.250%	28,700	737,590

		2,155,536

TOTAL PREFERRED STOCKS - 52.57%		19,662,201

TOTAL LONG POSITIONS - 96.84%		36,219,371

MONEY MARKET - 2.24%
Money Market Fiduciary 0.0685%*	839,079	839,079

NET INVESTMENTS IN SECURITIES - 99.08%		37,058,450
Other assets, net of liabilities - 0.92%		344,907

NET ASSETS - 100%		$37,403,357

* Effective 7 day yield as of March 31, 2019

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

	Level 1	Level 2	Level 3

		Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$16,557,170	$–	$–	$16,557,170
Preferred Stocks	19,662,201	–	–	19,662,201
Money Market	839,079	–	–	839,079

	$37,058,450	$–	$–	$37,058,450

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2019.

At March 31, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $34,130,838 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,438,595
Gross unrealized depreciation	(510,983)

Net unrealized appreciation	$2,927,612

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (unaudited)

Security Description	Shares	Fair Value

COMMON STOCKS - 95.03%

DIVERSIFIED - 48.71%
Capital & Counties Properties PLC	943,400	$2,956,265
CapitaLand Ltd.	1,425,000	3,837,711
Hulic Company, Ltd.	353,600	3,464,852
Ichigo Inc.	296,000	1,012,217
InterXion Holding N.V.*	41,200	2,749,276
Land Securities Group PLC	185,100	2,202,010
Merlin Properties SOCIMI, S.A.	271,000	3,545,951
MTR Corporation Ltd.	603,000	3,733,223
Shurgard Self Storage SA*	66,086	2,181,987
Swire Properties Ltd.	942,000	4,050,000
The Wharf (Holdings) Ltd.	1,112,300	3,358,154
Wheelock & Co. Ltd.	550,000	4,028,662

		37,120,308

MULTI-FAMILY/HOUSING - 13.33%
Aedas Homes SL	99,600	2,538,320
Boardwalk Real Estate Investment Trust	49,600	1,513,535
Glenveagh Properties PLC	3,174,000	3,168,660
Irish Residential Properties	1,647,800	2,938,869

		10,159,384

OFFICE/INDUSTRIAL - 29.86%
BR Properties S.A.	952,100	2,164,195
CA Immobilien Anlagen AG	62,200	2,246,596
Corporacion Inmobiliaria Vesta SAB	2,146,800	3,104,572
Derwent London PLC	66,800	2,804,069
Hibernia REIT PLC	2,110,100	3,162,191
Hongkong Land Holdings Ltd.	501,900	3,568,509
National Storage REIT	2,982,430	3,737,567
VIB Vermogen AG	72,400	1,965,317

		22,753,016

RETAIL - 3.13%
Shopping Centres Australasia Property Group	1,273,200	2,386,572

TOTAL COMMON STOCKS - 95.03%		72,419,280

MONEY MARKET - 4.59%
Money Market Fiduciary 0.0685%**	3,495,850	3,495,850

NET INVESTMENTS IN SECURITIES - 99.62%		75,915,130
Other assets, net of liabilities - 0.38%		287,111

NET ASSETS - 100.00%		$76,202,241

SECURITIES SOLD SHORT

COMMON STOCKS - (2.08)%
Stockland Corporation Ltd.	578,200	$(1,580,567)

EXCHANGE TRADED FUNDS - (4.77)%
SPDR Dow Jones International Real Estate ETF	92,600	(3,637,328)

TOTAL SECURITIES SOLD SHORT - (6.85)%		$(5,217,895)

* Non-income producing
** Effective 7 day yield as of March 31, 2019

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

	Level 1	Level 2	Level 3

		Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$72,419,280	$–	$–	$72,419,280
Money Market	3,495,850	–	–	3,495,850

Total Investments	$75,915,130	$–	$–	$75,915,130

Securities Sold Short	$(5,217,895)	$–	$–	$(5,217,895)

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2019.

At March 31, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $74,534,986 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$5,092,316
Gross unrealized depreciation	(3,712,172)

Net unrealized appreciation	$1,380,144

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.    Description of Exhibit

99.1    Certification of Principal Executive Officer

99.2    Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By: /s/ David A. Bogaert
David A. Bogaert
Principal Executive Officer
Date: May 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David A. Bogaert
David A. Bogaert
Principal Executive Officer
Date: May 28, 2019

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer
Date: May 28, 2019